FHLB Advances (Advances From FHLB) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
FHLB Advances [Abstract]
2017, Weighted Average Rate	1.12%
2019, Weighted Average Rate	1.62%
2020, Weighted Average Rate	2.02%
2021, Weighted Average Rate	2.32%
Due in one year	$ 2,500	$ 5,000
Due in two years		1,500
Due in three years	3,500
Due in four years	3,500	2,500
Due in five years	4,000	2,500
Due after year five		3,000
Total	$ 13,500	$ 14,500